  HUSCH
---------           Daniel A. Peterson, Partner
BLACKWELL           DIRECT(314) 345-6246 o FAX (314)345-6060  o
---------           dan.peterson@huschblackwell.com
 SANDERS            720  OLIVE  STREET, SUITE 2400 o ST. LOUIS, MO 63101
                    www.huschblackwell.com

                                 March 20, 2008

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Mail Stop 7010
Washington, D.C.  20549
Attention:  Ms. Jessica Kane

         Re:      Southwest Iowa Renewable Energy, LLC (the "Company")
                  File Number 000-53041

To the Commission:

         On January 28, 2008, the Company filed with the Securities and Exchange
Commission  (the  "Commission")  a  registration   statement  on  Form  10  (the
"Registration Statement") under the Securities Act of 1934 ("1934 Act") pursuant to Section 12(g) of the 1934 Act.

         The Company received  comments on the  Registration  Statement from the
Staff by letter dated  February 22, 2008 (the  "Letter").  The Company is filing concurrently herewith Amendment No. 1 to the Registration  Statement ("Amendment
No. 1"). The purpose of Amendment  No. 1 is to respond to the comments  received in the Letter, and to update certain  information.  Each comment from the Letter has been  included in this letter below for your  reference,  and the  Company's response is presented below each comment. All page references are to the version of  Amendment  No.  1  (as  marked  against  the  originally-filed  Registration
Statement) which I will forward to you via separate email, as discussed.

                                                                  March 20, 2008
                                                                          Page 2

General:

      Comment:      Please  provide  updated  financial  statements  and related disclosures  as required by Rule 3-12(a) of Regulation  S-X.
                    You may update your financial  statements by either amending your registration statement or by filing Form 10-Q.

     Company
     Response:      Pursuant to  conversations  with the Staff,  the Company has updated the financial  statements and related disclosures as required  by  Rule  3-12(a)  of  Regulation  S-X to  include unaudited  statements of  operations  and cash flows for the three month period  ending  December 31, 2007 and 2006,  and from date of inception to December 31, 2007, and a statement
                    Members'  equity and an  unaudited  balance  sheet,  for the period ending December 31, 2007.

Cover Page:

      Comment:      Please identify  whether the company is a large  accelerated filer, an accelerated  filer, a  non-accelerated  filer or a smaller reporting  company,  as defined in Rule 12b-2 of the
                    Exchange Act.

      Company
      Response:     The  Company has added the  disclosure  on the cover page of
                    Amendment No. 1.

Business:

      Comment:      Please  disclose in this  section and the Risk  Factors that
                    you  have  received  a  going  concern   opinion  from  your
                    auditors.

      Company
      Response:     The  Company has added the  disclosure  on pages 2 and 17 of
                    Amendment No. 1.

Risk Factors:

      Comment:      Please delete the first sentence of the first  paragraph and the last  paragraph  in this  section.  All  material  risks should be described.  If risks are not deemed material,  you should not reference them.

      Company
      Response:     The Company has revised this  disclosure  on pages 17 and 35 of Amendment No. 1 in response to the comment.

Management's Discussion and Analysis

      Comment:      Please  revise your document to include a discussion of your results of  operations  as  required  by Item  303(a)(3)  of
                    Regulation S-K.

      Company
      Response:     As  confirmed  in a  conversation  with  the  Staff,  as the
                    Company is not  operational  and will not be until its plant is completed,  and therefore it does not have any operations yet for which it could  discuss  results.  Accordingly,  the
                    Company  has  not  made  any  changes  in  Amendment  No.  1 respecting this issue.

                                                                  March 20, 2008
                                                                          Page 3

Liquidity and Capital Resources

      Comment:      Given your auditor's substantial doubt about your ability to continue as a going  concern,  please  revise your filing to provide  a  discussion  of how you  intend to  finance  your operations for the next twelve months as provided in section
                    607.02  of  the  SEC  Codification  of  Financial  Reporting
                    Policies  (FRR-16),  Uncertainty About an Entity's Continued
                    Existence. Specifically, tell us and disclose how you intend on sustaining your operations over the next year should your lenders not fund the credit facility.

     Company
     Response:      As discussed  with the Staff,  at the time the  Registration
                    Statement  was filed,  the  Company  had a budget  shortfall which was not  resolved,  and  accordingly  its  lender  had indicated  it may not  fund on the  loan.  This  lead to the going  concern  opinion.  Since  the time  the  Registration
                    Statement was filed,  the budget shortfall has been resolved and the lender has agreed to fund the loan, all as explained throughout  Amendment No. 1.  Accordingly,  the difficulties identified  in the  Registration  Statement  respecting  the
                    Company's ability to complete  construction of its plant and commence  operations  have been  overcome,  as  detailed  in
                    Amendment No. 1.

Recent Developments:

     Comment:       Please   supplementally  tell  us  and  update  your  recent
                    developments  section to reflect the current  status of your funding under the credit facility.

     Company
     Response:      The Company has revised the  discussion  on pages 38 - 46 of
                    Amendment  No. 1 to reflect that status of its funding under its credit facility.

Contractual Obligations:

      Comment:      Your  table  of  contractual  obligations  indicates  a  $31 million  long-term  debt  obligation  in years  1-3.  Please advise  or  revise  your  table  as  this  appears  to  be a typographical error.

     Company
     Response:      The  Company  has  revised  the  discussion  on  page  46 of
                    Amendment No. 1 to correct the error.

Independent Directors and Officers:

      Comment:      For Ted Bauer,  please  disclose the year in which he became an officer of the company under the column entitled "Term of
                    Office and Length of Time Served."

      Company
      Response:     The  Company  has  revised  the  disclosure  on  page  54 of
                    Amendment No. 1 in response to this comment.

Compensation of Executive Officers:

      Comment:      Please   disclose  the  material   terms  of  the  executive
                    officers' employment agreements.

     Company
     Response:      The  Company  has  revised  the  disclosure  on  page  57 of
                    Amendment No. 1 in response to this comment.

                                                                  March 20, 2008
                                                                          Page 4

Certain Relationships and Related Transactions, and Director Independence:

       Comment:     We note the  transaction by which Bunge purchased the Series
                    B Units  from  the  company.  Please  disclose  the date and dollar  value of this  transaction.  See Item  404(a)(3)  of
                    Regulation S-K.

      Company
      Response:     The  Company  has  revised  the  disclosure  on  page  59 of
                    Amendment No. 1 in response to this comment.

      Comment:      Please  disclose what you mean by "vice versa" at the end of the last paragraph on page 47.

      Company
      Response:     The  Company  has  revised  the  disclosure  on  page  60 of
                    Amendment No. 1 in response to this comment to alleviate the confusion.

      Comment:      We note the  agreement on page 48 that imposes  restrictions on  Bunge's  use  and  possible  disposition  of  its  grain elevator.  Please disclose the value of this  transaction to the company and whether Bunge received any consideration for this  agreement.  See Item  404(a)(3) and Item  404(a)(4) of
                    Regulation S-K.

     Company
     Response:      The  Company  has  revised  the  disclosure  on  page  60 of
                    Amendment  No. 1 in response to this comment to explain that while  entering  into the agreement was part of the parties'
                    overall  arrangement,  there was no  separate  consideration respecting this agreement.

     Comment:       We note the  transaction  on page 48 by which ICM  purchased the Series C Units from the  company.  Please  disclose  the
                    date  and  dollar  value  of  this  transaction.   See  Item
                    404(a)(3) of Regulation S-K.

     Company
     Response:      The  Company  has  revised  the  disclosure  on  page  61 of
                    Amendment No. 1 in response to this comment.

     Comment:       Please  state the names of the  promoters,  the  nature  and amount of anything of value  received by each  promoter from the  company,  and the  nature  and  amount  of any  assets, services or other  consideration  therefore  received by the company.  If any assets were  acquired by the company from a promoter,  please provide the  information  required by Item
                    404(c)(ii) of Regulation S-K.

     Company
     Response:      The  Company  has  revised  the  disclosure  on  page  59 of
                    Amendment No. 1 in response to this comment.

Description of Registrant's Securities to be Registered:

     Comment:       Please  describe  how  potential  future  profits  and  cash distributions are allocated among the different unit series.

     Company
     Response:      The  disclosure on page 64 of Amendment No. 1 has been added to clarify that under the terms of the  Company's  Operating
                    Agreement,  profits  and  losses  are  allocated  among  the
                    Company's Members pro-rata, in proportion to their ownership of all Company interests.

                                                                  March 20, 2008
                                                                          Page 5

     Should you have any questions about the foregoing or the Amendment,  please do not  hesitate  to  contact  myself at the  number  listed  above.  As we have discussed,  the Company would very much  appreciate an  accelerated  response in light of the timing of this filing.

                                   Sincerely,

                                   /s/ DANIEL A. PETERSON

                                   Daniel A. Peterson
DAP